UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end June 30

Date of reporting period: July 1, 2023 – June 30, 2024

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

DF Dent Premier Growth Fund

DFDPX

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about the DF Dent Premier Growth Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DF Dent Premier Growth Fund	$107	0.99%

How did the Fund perform in the last year?

During the period from July 2023 to June 2024, the DF Dent Premier Growth Fund underperformed its benchmark, the S&P 500. This underperformance was influenced by both sector allocation and stock selection. Notably, the Consumer Discretionary sector contributed positively to the portfolio's performance while the Health Care sector and Information Technology sector detracted significantly from performance.

The Fund experienced fluctuating performance relative to the S&P 500, starting with a decline in the third quarter of 2023, followed by a gain in the fourth quarter of 2023, and then facing consecutive declines in the first and second quarters of 2024. Initially, the underperformance in the third quarter of 2023 was driven by negative stock selection and sector allocation effects, but the Fund rebounded in the fourth quarter with positive contributions from both stock selection and sector allocation. However, this recovery was short-lived as both stock selection and sector allocation continued to detract from performance in 2024.

The Communication Services sector and Information Technology sector were the largest contributors to the benchmark’s return. In the Fund, the Communication Services sector underperformed driven by a negative sector allocation impact partially offset by positive stock selection in the sector. Similarly, the Information Technology sector also underperformed in the portfolio, where both sector allocation and stock selection negatively impacted the performance. Despite all sectors contributing positively to the benchmark's performance, Real Estate and Utilities were the relative laggards.

Top Contributors

  Amazon.com, Inc.

  TransDigm Group, Inc.

  Guidewire Software, Inc.

  Alphabet, Inc., Class C

  Microsoft Corp.

Top Detractors

  Dollar General Corp.

  Illumina, Inc.

  Bio-Techne Corp.

  SiteOne Landscape Supply, Inc.

  CoStar Group, Inc.

Total Return Based on a $10,000 Investment

Date	DF Dent Premier Growth Fund	S&P 500® Index
6/30/14	$10,000	$10,000
9/30/14	$9,840	$10,113
12/31/14	$10,527	$10,612
3/31/15	$10,604	$10,712
6/30/15	$10,822	$10,742
9/30/15	$10,218	$10,051
12/31/15	$10,689	$10,758
3/31/16	$10,442	$10,903
6/30/16	$10,598	$11,171
9/30/16	$11,184	$11,602
12/31/16	$10,949	$12,045
3/31/17	$11,787	$12,776
6/30/17	$12,784	$13,170
9/30/17	$13,595	$13,760
12/31/17	$14,435	$14,675
3/31/18	$15,270	$14,563
6/30/18	$15,976	$15,064
9/30/18	$17,284	$16,225
12/31/18	$14,703	$14,031
3/31/19	$17,621	$15,946
6/30/19	$19,354	$16,633
9/30/19	$19,592	$16,915
12/31/19	$21,011	$18,449
3/31/20	$17,809	$14,834
6/30/20	$22,609	$17,881
9/30/20	$24,096	$19,478
12/31/20	$26,962	$21,844
3/31/21	$26,861	$23,193
6/30/21	$29,609	$25,175
9/30/21	$29,799	$25,322
12/31/21	$31,579	$28,114
3/31/22	$28,174	$26,821
6/30/22	$22,785	$22,503
9/30/22	$21,364	$21,404
12/31/22	$22,721	$23,023
3/31/23	$24,462	$24,749
6/30/23	$26,267	$26,912
9/30/23	$24,872	$26,031
12/31/23	$28,269	$29,075
3/31/24	$30,919	$32,144
6/30/24	$30,436	$33,521

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

	One Year	Five Year	Ten Year
DF Dent Premier Growth Fund	15.87%	9.48%	11.77%
S&P 500® Index	24.56%	15.05%	12.86%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$231,393,659
# of Portfolio Holdings	42
Portfolio Turnover Rate	19%
Investment Advisory Fees (Net of fees waived)	$1,983,017

Top Ten Holdings

(% of investments)*

Amazon.com, Inc.	5.31%
Alphabet, Inc., Class C	4.46%
Mastercard, Inc., Class A	4.26%
Microsoft Corp.	4.19%
Visa, Inc., Class A	4.19%
S&P Global, Inc.	4.00%
HEICO Corp., Class A	3.89%
Danaher Corp.	3.47%
TransDigm Group, Inc.	3.40%
Guidewire Software, Inc.	3.35%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Communication Services
4.5%
Real Estate
4.6%
Consumer Discretionary
6.2%
Materials
6.9%
Financials
18.5%
Health Care
18.6%
Information Technology
19.9%
Industrials
20.8%
0%
5%
10%
15%
20%
25%

Value	Value
Industrials	20.8%
Information Technology	19.9%
Health Care	18.6%
Financials	18.5%
Materials	6.9%
Consumer Discretionary	6.2%
Real Estate	4.6%
Communication Services	4.5%

* excluding cash equivalents

Where can I find additional information about the fund?

The Fund is distributed by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group). Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy information

DF Dent Premier Growth Fund

DFDPX

Annual Shareholder Report - June 30, 2024

221A-DFDPX-24

DF Dent Midcap Growth Fund

DFDMX

:  Investor Shares

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$92	0.88%

How did the Fund perform in the last year?

During the period from July 2023 to June 2024, the DF Dent Midcap Growth Fund underperformed both of its benchmarks, the Russell 2500 Index and the Russell Midcap Growth Index.

The underperformance relative to the Russell 2500 Index was primarily driven by a negative sector allocation effect and to a lesser extent, a negative stock selection effect. Notably, the Information Technology sector and Materials sector positively contributed to the portfolio's performance. This was offset by performance in the Consumer Discretionary sector, Financials sector, and Health Care sector.

Energy was the top performing sector for the Russell 2500 benchmark. The Fund's lack of exposure to the Energy sector, resulted in a negative total effect on the portfolio. The sectors that detracted most from the benchmark's performance were Communication Services and Health Care. In contrast, the Fund's allocation to Communication Services positively contributed to the portfolio, unlike the Fund's exposure to the Health Care sector, a laggard in the benchmark, which adversely affected its performance, both with negative allocation and stock selection effects.

The underperformance relative to the Russell Midcap Growth Index was primarily driven by both stock selection and sector allocation. The largest detractors from performance were the Financials sector and Consumer Discretionary sector.

Utilities and Financials were the top performing sectors of the Russell Midcap Growth Index. The Fund's lack of exposure to the Utilities sector was a minor detractor, while stock selection in the Financials sector had a more significant impact on performance. Consumer Staples and Health Care sectors were the worst performing sectors for the benchmark. While the Fund had positive returns in Consumer Staples, both Consumer Staples and Health Care also detracted from the Fund’s performance.

Top Contributors

  Guidewire Software, Inc.

  TransDigm Group, Inc.

  Crowdstrike Holdings, Inc. Class A

  Ecolab, Inc.

  Veralto Corp.

Top Detractors

  Illumina, Inc.

  WNS Holdings, Ltd.

  Chewy, Inc.

  Endava PLC, ADR

  WillScot Mobile Mini Holdings Corp.

Total Return Based on a $10,000 Investment

Date	Investor Shares	Russell 2500 Index	Russell Midcap Growth Index
6/30/14	$10,000	$10,000	$10,000
9/30/14	$9,690	$9,465	$9,927
12/31/14	$10,348	$10,106	$10,507
3/31/15	$10,565	$10,628	$11,072
6/30/15	$10,997	$10,592	$10,945
9/30/15	$10,118	$9,501	$10,071
12/31/15	$10,430	$9,813	$10,486
3/31/16	$10,409	$9,851	$10,546
6/30/16	$10,723	$10,203	$10,711
9/30/16	$11,176	$10,873	$11,203
12/31/16	$10,872	$11,539	$11,254
3/31/17	$11,605	$11,972	$12,030
6/30/17	$12,625	$12,228	$12,537
9/30/17	$13,351	$12,807	$13,199
12/31/17	$14,266	$13,478	$14,098
3/31/18	$15,016	$13,446	$14,404
6/30/18	$15,555	$14,214	$14,859
9/30/18	$16,710	$14,881	$15,985
12/31/18	$14,240	$12,130	$13,428
3/31/19	$16,963	$14,049	$16,063
6/30/19	$18,708	$14,465	$16,930
9/30/19	$18,875	$14,280	$16,816
12/31/19	$19,955	$15,498	$18,191
3/31/20	$16,996	$10,892	$14,545
6/30/20	$21,540	$13,785	$18,947
9/30/20	$22,549	$14,596	$20,723
12/31/20	$26,026	$18,597	$24,664
3/31/21	$25,674	$20,630	$24,525
6/30/21	$27,858	$21,752	$27,240
9/30/21	$28,056	$21,169	$27,033
12/31/21	$29,228	$21,978	$27,804
3/31/22	$25,276	$20,700	$24,306
6/30/22	$20,345	$17,185	$19,184
9/30/22	$18,987	$16,701	$19,059
12/31/22	$20,307	$17,941	$20,374
3/31/23	$22,056	$18,549	$22,236
6/30/23	$23,384	$19,519	$23,622
9/30/23	$22,026	$18,585	$22,388
12/31/23	$24,960	$21,067	$25,644
3/31/24	$26,860	$22,525	$28,080
6/30/24	$25,141	$21,562	$27,178

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Investor Shares	7.51%	6.09%	9.66%
Russell 2500 Index	10.47%	8.31%	7.99%
Russell Midcap Growth Index	15.05%	9.93%	10.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$529,121,259
# of Portfolio Holdings	40
Portfolio Turnover Rate	29%
Investment Advisory Fees (Net of fees waived)	$4,011,586

Top Ten Holdings

(% of investments)*

CBRE Group, Inc., Class A	5.55%
Ecolab, Inc.	5.55%
Veralto Corp.	4.90%
Vulcan Materials Co.	4.87%
HEICO Corp., Class A	4.52%
Veeva Systems, Inc., Class A	4.36%
Guidewire Software, Inc.	4.27%
Bio-Techne Corp.	4.15%
Markel Group, Inc.	3.99%
Old Dominion Freight Line, Inc.	3.61%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Consumer Staples
1.5%
Consumer Discretionary
4.1%
Real Estate
7.6%
Materials
10.4%
Financials
12.7%
Information Technology
13.8%
Health Care
20.2%
Industrials
29.7%
0%
5%
10%
15%
20%
25%
30%

Value	Value
Industrials	29.7%
Health Care	20.2%
Information Technology	13.8%
Financials	12.7%
Materials	10.4%
Real Estate	7.6%
Consumer Discretionary	4.1%
Consumer Staples	1.5%

* excluding cash equivalents

Where can I find additional information about the fund?

The Fund is distributed by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group). Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy information

DF Dent Midcap Growth Fund

DFDMX

:  Investor Shares

Annual Shareholder Report - June 30, 2024

221A-DFDMX-24

DF Dent Midcap Growth Fund

DFMGX

:  Institutional Shares

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$88	0.84%

How did the Fund perform in the last year?

During the period from July 2023 to June 2024, the DF Dent Midcap Growth Fund underperformed both of its benchmarks, the Russell 2500 Index and the Russell Midcap Growth Index.

The underperformance relative to the Russell 2500 Index was primarily driven by a negative sector allocation effect and to a lesser extent, a negative stock selection effect. Notably, the Information Technology sector and Materials sector positively contributed to the portfolio's performance. This was offset by performance in the Consumer Discretionary sector, Financials sector, and Health Care sector.

Energy was the top performing sector for the Russell 2500 benchmark. The Fund's lack of exposure to the Energy sector, resulted in a negative total effect on the portfolio. The sectors that detracted most from the benchmark's performance were Communication Services and Health Care. In contrast, the Fund's allocation to Communication Services positively contributed to the portfolio, unlike the Fund's exposure to the Health Care sector, a laggard in the benchmark, which adversely affected its performance, both with negative allocation and stock selection effects.

The underperformance relative to the Russell Midcap Growth Index was primarily driven by both stock selection and sector allocation. The largest detractors from performance were the Financials sector and Consumer Discretionary sector.

Utilities and Financials were the top performing sectors of the Russell Midcap Growth Index. The Fund's lack of exposure to the Utilities sector was a minor detractor, while stock selection in the Financials sector had a more significant impact on performance. Consumer Staples and Health Care sectors were the worst performing sectors for the benchmark. While the Fund had positive returns in Consumer Staples, both Consumer Staples and Health Care also detracted from the Fund’s performance.

Top Contributors

  Guidewire Software, Inc.

  TransDigm Group, Inc.

  Crowdstrike Holdings, Inc. Class A

  Ecolab, Inc.

  Veralto Corp.

Top Detractors

  Illumina, Inc.

  WNS Holdings, Ltd.

  Chewy, Inc.

  Endava PLC, ADR

  WillScot Mobile Mini Holdings Corp.

Total Return Based on a $500,000 Investment

Date	Institutional Shares Footnote Reference1	Russell 2500 Index	Russell Midcap Growth Index
6/30/14	$500,000	$500,000	$500,000
9/30/14	$484,476	$473,273	$496,355
12/31/14	$517,412	$505,299	$525,332
3/31/15	$528,226	$531,415	$553,584
6/30/15	$549,855	$529,597	$547,270
9/30/15	$505,921	$475,066	$503,545
12/31/15	$521,496	$490,637	$524,282
3/31/16	$520,449	$492,565	$527,317
6/30/16	$536,147	$510,161	$535,557
9/30/16	$558,820	$543,642	$560,149
12/31/16	$543,601	$576,936	$562,704
3/31/17	$580,260	$598,606	$601,498
6/30/17	$631,234	$611,383	$626,852
9/30/17	$667,544	$640,373	$659,968
12/31/17	$713,311	$673,921	$704,886
3/31/18	$750,780	$672,310	$720,214
6/30/18	$778,094	$710,691	$742,954
9/30/18	$836,223	$744,068	$799,230
12/31/18	$712,677	$606,516	$671,401
3/31/19	$849,201	$702,452	$803,136
6/30/19	$937,199	$723,251	$846,520
9/30/19	$945,528	$713,976	$840,819
12/31/19	$1,000,248	$774,922	$909,544
3/31/20	$852,293	$544,601	$727,272
6/30/20	$1,080,253	$689,273	$947,351
9/30/20	$1,131,398	$729,819	$1,036,152
12/31/20	$1,305,985	$929,855	$1,233,219
3/31/21	$1,288,396	$1,031,477	$1,226,249
6/30/21	$1,397,961	$1,087,612	$1,362,020
9/30/21	$1,408,221	$1,058,445	$1,351,670
12/31/21	$1,466,786	$1,098,921	$1,390,186
3/31/22	$1,268,500	$1,034,997	$1,215,296
6/30/22	$1,021,209	$859,244	$959,212
9/30/22	$952,977	$835,034	$952,948
12/31/22	$1,019,324	$897,057	$1,018,715
3/31/23	$1,107,158	$927,470	$1,111,784
6/30/23	$1,173,881	$975,930	$1,181,096
9/30/23	$1,105,650	$929,260	$1,119,396
12/31/23	$1,253,422	$1,053,354	$1,282,225
3/31/24	$1,348,795	$1,126,241	$1,403,992
6/30/24	$1,262,846	$1,078,098	$1,358,877
Footnote	Description
Footnote[1]	Institutional Shares commenced operations on November 29, 2017. Performance for the periods prior to November 29, 2017 are a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Shares.

The above chart represents historical performance of a hypothetical $500,000 investment over the past 10 years. Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Shares Footnote Reference1	7.58%	6.15%	9.71%
Russell 2500 Index	10.47%	8.31%	7.99%
Russell Midcap Growth Index	15.05%	9.93%	10.51%
Footnote	Description
Footnote[1]	Institutional Shares commenced operations on November 29, 2017. Performance for the 10 year period is a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Shares.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$529,121,259
# of Portfolio Holdings	40
Portfolio Turnover Rate	29%
Investment Advisory Fees (Net of fees waived)	$4,011,586

Top Ten Holdings

(% of investments)*

CBRE Group, Inc., Class A	5.55%
Ecolab, Inc.	5.55%
Veralto Corp.	4.90%
Vulcan Materials Co.	4.87%
HEICO Corp., Class A	4.52%
Veeva Systems, Inc., Class A	4.36%
Guidewire Software, Inc.	4.27%
Bio-Techne Corp.	4.15%
Markel Group, Inc.	3.99%
Old Dominion Freight Line, Inc.	3.61%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Value	Value
Industrials	29.7%
Health Care	20.2%
Information Technology	13.8%
Financials	12.7%
Materials	10.4%
Real Estate	7.6%
Consumer Discretionary	4.1%
Consumer Staples	1.5%

* excluding cash equivalents

Where can I find additional information about the fund?

The Fund is distributed by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group). Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy information

DF Dent Midcap Growth Fund

DFMGX

:  Institutional Shares

Annual Shareholder Report - June 30, 2024

221A-DFMGX-24

DF Dent Midcap Growth Fund

DFMLX

:  Institutional Plus Shares

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$82	0.78%

How did the Fund perform in the last year?

During the period from July 2023 to June 2024, the DF Dent Midcap Growth Fund underperformed both of its benchmarks, the Russell 2500 Index and the Russell Midcap Growth Index.

The underperformance relative to the Russell 2500 Index was primarily driven by a negative sector allocation effect and to a lesser extent, a negative stock selection effect. Notably, the Information Technology sector and Materials sector positively contributed to the portfolio's performance. This was offset by performance in the Consumer Discretionary sector, Financials sector, and Health Care sector.

Energy was the top performing sector for the Russell 2500 benchmark. The Fund's lack of exposure to the Energy sector, resulted in a negative total effect on the portfolio. The sectors that detracted most from the benchmark's performance were Communication Services and Health Care. In contrast, the Fund's allocation to Communication Services positively contributed to the portfolio, unlike the Fund's exposure to the Health Care sector, a laggard in the benchmark, which adversely affected its performance, both with negative allocation and stock selection effects.

The underperformance relative to the Russell Midcap Growth Index was primarily driven by both stock selection and sector allocation. The largest detractors from performance were the Financials sector and Consumer Discretionary sector.

Utilities and Financials were the top performing sectors of the Russell Midcap Growth Index. The Fund's lack of exposure to the Utilities sector was a minor detractor, while stock selection in the Financials sector had a more significant impact on performance. Consumer Staples and Health Care sectors were the worst performing sectors for the benchmark. While the Fund had positive returns in Consumer Staples, both Consumer Staples and Health Care also detracted from the Fund’s performance.

Top Contributors

  Guidewire Software, Inc.

  TransDigm Group, Inc.

  Crowdstrike Holdings, Inc. Class A

  Ecolab, Inc.

  Veralto Corp.

Top Detractors

  Illumina, Inc.

  WNS Holdings, Ltd.

  Chewy, Inc.

  Endava PLC, ADR

  WillScot Mobile Mini Holdings Corp.

Total Return Based on a $100,000,000 Investment

Date	Institutional Plus Shares Footnote Reference1	Russell 2500 Index	Russell Midcap Growth Index
6/30/14	$100,000,000	$100,000,000	$100,000,000
9/30/14	$96,895,213	$94,654,633	$99,271,054
12/31/14	$103,482,310	$101,059,741	$105,066,302
3/31/15	$105,645,233	$106,282,925	$110,716,756
6/30/15	$109,971,077	$105,919,445	$109,453,912
9/30/15	$101,184,205	$95,013,201	$100,709,043
12/31/15	$104,299,185	$98,127,341	$104,856,325
3/31/16	$104,089,889	$98,512,924	$105,463,366
6/30/16	$107,229,329	$102,032,296	$107,111,332
9/30/16	$111,764,076	$108,728,434	$112,029,854
12/31/16	$108,720,272	$115,387,119	$112,540,863
3/31/17	$116,052,082	$119,721,250	$120,299,540
6/30/17	$126,246,790	$122,276,662	$125,370,320
9/30/17	$133,508,773	$128,074,538	$131,993,532
12/31/17	$142,662,156	$134,784,184	$140,977,236
3/31/18	$150,155,946	$134,462,025	$144,042,816
6/30/18	$155,548,674	$142,138,147	$148,590,870
9/30/18	$167,104,519	$148,813,532	$159,846,001
12/31/18	$142,395,115	$121,303,187	$134,280,134
3/31/19	$169,628,362	$140,490,391	$160,627,242
6/30/19	$187,083,714	$144,650,150	$169,304,043
9/30/19	$188,749,577	$142,795,297	$168,163,752
12/31/19	$199,548,501	$154,984,343	$181,908,894
3/31/20	$169,955,992	$108,920,182	$145,454,410
6/30/20	$215,404,241	$137,854,608	$189,470,233
9/30/20	$225,487,614	$145,963,898	$207,230,402
12/31/20	$260,260,784	$185,971,020	$246,643,861
3/31/21	$256,742,756	$206,295,389	$245,249,708
6/30/21	$278,583,847	$217,522,318	$272,404,030
9/30/21	$280,562,737	$211,688,954	$270,333,922
12/31/21	$292,226,853	$219,784,122	$278,037,219
3/31/22	$252,722,529	$206,999,386	$243,059,236
6/30/22	$203,529,883	$171,848,775	$191,842,368
9/30/22	$190,011,293	$167,006,754	$190,589,675
12/31/22	$203,229,469	$179,411,494	$203,743,053
3/31/23	$220,803,636	$185,494,075	$222,356,811
6/30/23	$234,096,917	$195,186,038	$236,219,181
9/30/23	$220,503,223	$185,852,091	$223,879,139
12/31/23	$250,018,811	$210,670,842	$256,444,931
3/31/24	$269,095,044	$225,248,173	$280,798,358
6/30/24	$251,971,497	$215,619,697	$271,775,345
Footnote	Description
Footnote[1]	Institutional Plus Shares commenced operations on November 1, 2021. Performance for the periods prior to November 1, 2021 are a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Plus Shares.

The above chart represents historical performance of a hypothetical $100,000,000 investment over the past 10 years. Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Plus Shares Footnote Reference1	7.64%	6.14%	9.68%
Russell 2500 Index	10.47%	8.31%	7.99%
Russell Midcap Growth Index	15.05%	9.93%	10.51%
Footnote	Description
Footnote[1]	Institutional Plus Shares commenced operations on November 1, 2021. Performance for the 5 year and 10 year periods is a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Plus Shares.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$529,121,259
# of Portfolio Holdings	40
Portfolio Turnover Rate	29%
Investment Advisory Fees (Net of fees waived)	$4,011,586

Top Ten Holdings

(% of investments)*

CBRE Group, Inc., Class A	5.55%
Ecolab, Inc.	5.55%
Veralto Corp.	4.90%
Vulcan Materials Co.	4.87%
HEICO Corp., Class A	4.52%
Veeva Systems, Inc., Class A	4.36%
Guidewire Software, Inc.	4.27%
Bio-Techne Corp.	4.15%
Markel Group, Inc.	3.99%
Old Dominion Freight Line, Inc.	3.61%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Value	Value
Industrials	29.7%
Health Care	20.2%
Information Technology	13.8%
Financials	12.7%
Materials	10.4%
Real Estate	7.6%
Consumer Discretionary	4.1%
Consumer Staples	1.5%

* excluding cash equivalents

Where can I find additional information about the fund?

The Fund is distributed by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group). Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy information

DF Dent Midcap Growth Fund

DFMLX

:  Institutional Plus Shares

Annual Shareholder Report - June 30, 2024

221A-DFMLX-24

DF Dent Small Cap Growth Fund

DFDSX

:  Investor Shares

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$108	1.04%

How did the Fund perform in the last year?

During the period from July 2023 to June 2024, the DF Dent Small Cap Growth Fund underperformed both of its benchmarks, the Russell 2000 Index and the Russell 2000 Growth Index.

This underperformance relative to the Russell 2000 Index was primarily driven by a negative stock selection effect. Notably, the Health Care sector positively influenced the portfolio's performance while the Industrials sector was the largest detractor from performance.

The portfolio's performance relative to the Russell 2000 Growth Index was negatively impacted by stock selection, but was partially offset by a positive sector allocation. Notably stock selection and allocation to the Health Care sector, the Financials sector, and the Materials sector contributed positively to the portfolio's performance while stock selection in both the Industrials sector and the Information Technology sector were significant detractors from performance.

Energy, Financials, and Consumer Staples were the top performing sectors in the Russell 2000 benchmark. The Fund’s lack of exposure to the Energy sector, an underweight allocation in the Financials sector, and stock selection in the Consumer Staples sector detracted from performance. The benchmark sectors that notably detracted from performance included Utilities and Health Care. In the Fund, the Utilities sector showed an unexpected positive total effect due to lack of exposure. The Fund’s stock selection in the Health Care sector contributed to performance, but was partially offset by sector allocation.

Consumer Staples, Energy, and Information Technology were the top performing sectors in the Russell 2000 Growth benchmark. The Fund’s stock selection in Consumer Staples and Information Technology were headwinds to performance in addition to being underweight to the Energy sector. The sectors that detracted most from the benchmark's performance were Utilities and Health Care. In the Fund’s portfolio, Utilities had a positive total effect benefiting from the absence of portfolio allocation in this underperforming sector. Health Care, on the other hand, contributed positively to returns both in stock selection and favorable sector allocation.

Top Contributors

  Guidewire Software, Inc.

  Hamilton Lane, Inc., Class A

  Murphy USA, Inc.

  Medpace Holdings, Inc.

  HEICO Corp., Class A

Top Detractors

  SiteOne Landscape Supply, Inc.

  Repligen Corp.

  WNS Holdings, Ltd.

  Sprout Social, Inc., Class A

  Chewy, Inc.

Total Return Based on a $10,000 Investment

Date	Investor Shares	Russell 2000® Index	Russell 2000 Growth Index
6/30/14	$10,000	$10,000	$10,000
9/30/14	$9,595	$9,264	$9,387
12/31/14	$10,403	$10,165	$10,331
3/31/15	$10,682	$10,604	$11,016
6/30/15	$11,341	$10,649	$11,234
9/30/15	$10,069	$9,379	$9,767
12/31/15	$9,970	$9,717	$10,189
3/31/16	$9,895	$9,569	$9,711
6/30/16	$10,767	$9,932	$10,026
9/30/16	$11,479	$10,830	$10,951
12/31/16	$11,610	$11,787	$11,342
3/31/17	$11,854	$12,078	$11,948
6/30/17	$12,454	$12,375	$12,473
9/30/17	$12,988	$13,077	$13,248
12/31/17	$13,419	$13,513	$13,856
3/31/18	$13,859	$13,502	$14,174
6/30/18	$14,965	$14,549	$15,200
9/30/18	$16,277	$15,069	$16,039
12/31/18	$13,215	$12,025	$12,566
3/31/19	$15,469	$13,779	$14,721
6/30/19	$17,211	$14,067	$15,125
9/30/19	$16,627	$13,730	$14,494
12/31/19	$18,017	$15,094	$16,145
3/31/20	$14,361	$10,473	$11,986
6/30/20	$18,773	$13,135	$15,651
9/30/20	$19,958	$13,783	$16,772
12/31/20	$24,266	$18,107	$21,737
3/31/21	$24,298	$20,407	$22,797
6/30/21	$26,019	$21,283	$23,690
9/30/21	$26,280	$20,355	$22,351
12/31/21	$27,805	$20,791	$22,353
3/31/22	$23,393	$19,226	$19,530
6/30/22	$19,430	$15,920	$15,770
9/30/22	$18,608	$15,572	$15,808
12/31/22	$19,377	$16,542	$16,461
3/31/23	$21,054	$16,995	$17,461
6/30/23	$22,175	$17,879	$18,692
9/30/23	$21,470	$16,962	$17,324
12/31/23	$23,692	$19,342	$19,533
3/31/24	$25,658	$20,344	$21,014
6/30/24	$23,810	$19,677	$20,400

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Investor Shares	7.37%	6.71%	9.06%
Russell 2000® Index	10.06%	6.94%	7.00%
Russell 2000 Growth Index	9.14%	6.17%	7.39%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$196,745,691
# of Portfolio Holdings	45
Portfolio Turnover Rate	30%
Investment Advisory Fees (Net of fees waived)	$821,492

Top Ten Holdings

(% of investments)*

HEICO Corp., Class A	4.81%
Guidewire Software, Inc.	4.16%
Murphy USA, Inc.	4.04%
Core & Main, Inc., Class A	3.92%
Hamilton Lane, Inc., Class A	3.85%
Bio-Techne Corp.	3.64%
Appfolio, Inc.	3.41%
Novanta, Inc.	3.15%
Manhattan Associates, Inc.	3.06%
Kinsale Capital Group, Inc.	2.93%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Consumer Staples
Materials
Consumer Discretionary
Financials
Health Care
Information Technology
Industrials
3.8%
4.4%
8.6%
13.4%
16.8%
24.8%
28.2%
0%
5%
10%
15%
20%
25%
30%

Value	Value
Industrials	28.2%
Information Technology	24.8%
Health Care	16.8%
Financials	13.4%
Consumer Discretionary	8.6%
Materials	4.4%
Consumer Staples	3.8%

* excluding cash equivalents

Where can I find additional information about the fund?

The Fund is distributed by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group). Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy information

DF Dent Small Cap Growth Fund

DFDSX

:  Investor Shares

Annual Shareholder Report - June 30, 2024

221A-DFDSX-24

DF Dent Small Cap Growth Fund

DFSGX

:  Institutional Shares

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$98	0.94%

How did the Fund perform in the last year?

During the period from July 2023 to June 2024, the DF Dent Small Cap Growth Fund underperformed both of its benchmarks, the Russell 2000 Index and the Russell 2000 Growth Index.

This underperformance relative to the Russell 2000 Index was primarily driven by a negative stock selection effect. Notably, the Health Care sector positively influenced the portfolio's performance while the Industrials sector was the largest detractor from performance.

The portfolio's performance relative to the Russell 2000 Growth Index was negatively impacted by stock selection, but was partially offset by a positive sector allocation. Notably stock selection and allocation to the Health Care sector, the Financials sector, and the Materials sector contributed positively to the portfolio's performance while stock selection in both the Industrials sector and the Information Technology sector were significant detractors from performance.

Energy, Financials, and Consumer Staples were the top performing sectors in the Russell 2000 benchmark. The Fund’s lack of exposure to the Energy sector, an underweight allocation in the Financials sector, and stock selection in the Consumer Staples sector detracted from performance. The benchmark sectors that notably detracted from performance included Utilities and Health Care. In the Fund, the Utilities sector showed an unexpected positive total effect due to lack of exposure. The Fund’s stock selection in the Health Care sector contributed to performance, but was partially offset by sector allocation.

Consumer Staples, Energy, and Information Technology were the top performing sectors in the Russell 2000 Growth benchmark. The Fund’s stock selection in Consumer Staples and Information Technology were headwinds to performance in addition to being underweight to the Energy sector. The sectors that detracted most from the benchmark's performance were Utilities and Health Care. In the Fund’s portfolio, Utilities had a positive total effect benefiting from the absence of portfolio allocation in this underperforming sector. Health Care, on the other hand, contributed positively to returns both in stock selection and favorable sector allocation.

Top Contributors

  Guidewire Software, Inc.

  Hamilton Lane, Inc., Class A

  Murphy USA, Inc.

  Medpace Holdings, Inc.

  HEICO Corp., Class A

Top Detractors

  SiteOne Landscape Supply, Inc.

  Repligen Corp.

  WNS Holdings, Ltd.

  Sprout Social, Inc., Class A

  Chewy, Inc.

Total Return Based on a $500,000 Investment

Date	Institutional Shares Footnote Reference1	Russell 2000® Index	Russell 2000 Growth Index
6/30/14	$500,000	$500,000	$500,000
9/30/14	$479,761	$463,202	$469,354
12/31/14	$520,169	$508,263	$516,565
3/31/15	$534,090	$530,196	$550,812
6/30/15	$567,036	$532,428	$561,701
9/30/15	$503,465	$468,974	$488,334
12/31/15	$498,521	$485,828	$509,428
3/31/16	$494,773	$478,450	$485,572
6/30/16	$538,346	$496,592	$501,310
9/30/16	$573,955	$541,513	$547,537
12/31/16	$580,515	$589,348	$567,086
3/31/17	$592,696	$603,881	$597,418
6/30/17	$622,683	$618,758	$623,638
9/30/17	$649,389	$653,832	$662,417
12/31/17	$670,942	$675,672	$692,790
3/31/18	$693,431	$675,103	$708,720
6/30/18	$748,250	$727,448	$759,979
9/30/18	$814,782	$753,464	$801,954
12/31/18	$661,219	$601,253	$628,305
3/31/19	$774,441	$688,940	$736,027
6/30/19	$862,000	$703,374	$756,254
9/30/19	$832,813	$686,487	$724,694
12/31/19	$902,843	$754,722	$807,268
3/31/20	$719,517	$523,666	$599,276
6/30/20	$940,632	$656,775	$782,560
9/30/20	$1,000,379	$689,166	$838,575
12/31/20	$1,216,809	$905,371	$1,086,844
3/31/21	$1,218,895	$1,020,345	$1,139,831
6/30/21	$1,305,475	$1,064,144	$1,184,483
9/30/21	$1,318,514	$1,017,743	$1,117,529
12/31/21	$1,395,800	$1,039,538	$1,117,654
3/31/22	$1,174,202	$961,304	$976,523
6/30/22	$975,565	$796,006	$788,500
9/30/22	$934,449	$778,596	$790,407
12/31/22	$973,429	$827,093	$823,068
3/31/23	$1,057,797	$849,737	$873,051
6/30/23	$1,114,398	$893,968	$934,623
9/30/23	$1,079,156	$848,125	$866,221
12/31/23	$1,191,290	$967,111	$976,640
3/31/24	$1,290,608	$1,017,208	$1,050,687
6/30/24	$1,197,697	$983,867	$1,020,016
Footnote	Description
Footnote[1]	Institutional Shares commenced operations on November 20, 2017. Performance for the periods prior to November 20, 2017 are a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Shares.

The above chart represents historical performance of a hypothetical $500,000 investment over the past 10 years. Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Shares Footnote Reference1	7.48%	6.80%	9.13%
Russell 2000® Index	10.06%	6.94%	7.00%
Russell 2000 Growth Index	9.14%	6.17%	7.39%
Footnote	Description
Footnote[1]	Institutional Shares commenced operations on November 20, 2017. Performance for the 10 year period is a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Shares.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$196,745,691
# of Portfolio Holdings	45
Portfolio Turnover Rate	30%
Investment Advisory Fees (Net of fees waived)	$821,492

Top Ten Holdings

(% of investments)*

HEICO Corp., Class A	4.81%
Guidewire Software, Inc.	4.16%
Murphy USA, Inc.	4.04%
Core & Main, Inc., Class A	3.92%
Hamilton Lane, Inc., Class A	3.85%
Bio-Techne Corp.	3.64%
Appfolio, Inc.	3.41%
Novanta, Inc.	3.15%
Manhattan Associates, Inc.	3.06%
Kinsale Capital Group, Inc.	2.93%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Value	Value
Industrials	28.2%
Information Technology	24.8%
Health Care	16.8%
Financials	13.4%
Consumer Discretionary	8.6%
Materials	4.4%
Consumer Staples	3.8%

* excluding cash equivalents

Where can I find additional information about the fund?

The Fund is distributed by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group). Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy information

DF Dent Small Cap Growth Fund

DFSGX

:  Institutional Shares

Annual Shareholder Report - June 30, 2024

221A-DFSGX-24

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
(a)           As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).
(c)           There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.
(d)           There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.
(e)           Not applicable.
(f)(1)   A copy of the Code of Ethics is being filed under Item 19(a)(1) hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1)  The Board of Trustees has determined that the Registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.
(a)(2)  The audit committee financial expert, Mr. Mark Moyer, is a non-“interested” Trustee (as defined in Item 3(a)(2) of Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)       Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $41,400 in 2023 and $42,600 in 2024.
(b)       Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2023 and $0 in 2024.
(c)       Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $9,300 in 2023 and $9,600 in 2024. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.
(d)       All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2023 and $0 in 2024.
(e)(1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the U.S. Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.
(e)(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)       Not applicable
(g)       The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2023 and $0 in 2024. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.
(h)       During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.
(i)        Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.
(j)        Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

ANNUAL FINANCIALS AND
OTHER INFORMATION
JUNE 30, 2024

DF DENT GROWTH FUNDS
TABLE OF CONTENTS
JUNE 30, 2024
DF Dent Premier Growth Fund
Schedule of Investments 1
Statement of Assets and Liabilities 3
Statement of Operations 4
Statements of Changes in Net Assets 5
Financial Highlights 6
DF Dent Midcap Growth Fund
Schedule of Investments 7
Statement of Assets and Liabilities 9
Statement of Operations 10
Statements of Changes in Net Assets 11
Financial Highlights 12
DF Dent Small Cap Growth Fund
Schedule of Investments 15
Statement of Assets and Liabilities 17
Statement of Operations 18
Statements of Changes in Net Assets 19
Financial Highlights 20
DF Dent Growth Funds
Notes to Financial Statements 22
Report of Independent Registered Public Accounting Firm 28
Important Tax Information (Unaudited) 29
Other Information (Unaudited) 30

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2024
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2024.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 100.2%
Communication Services - 4.5%
56,417 Alphabet, Inc., Class C $ 10,348,006
Consumer Discretionary - 6.2%
63,761 Amazon.com, Inc.
(a)
12,321,813
28,694 CarMax, Inc.
(a)
2,104,418
14,426,231
Financials - 18.5%
8,883 Kinsale Capital Group, Inc. 3,422,442
3,059 Markel Group, Inc.
(a)
4,819,944
22,373 Mastercard, Inc., Class A 9,870,073
13,656 Moody's Corp. 5,748,220
20,824 S&P Global, Inc. 9,287,504
36,992 Visa, Inc., Class A 9,709,290
42,857,473
Health Care - 18.7%
91,280 Bio-Techne Corp. 6,540,212
32,227 Danaher Corp. 8,051,916
15,552 Intuitive Surgical, Inc.
(a)
6,918,307
11,504 Thermo Fisher Scientific, Inc. 6,361,712
29,670 Veeva Systems, Inc., Class A
(a)
5,429,907
20,278 West Pharmaceutical Services, Inc. 6,679,370
18,481 Zoetis, Inc. 3,203,866
43,185,290
Industrials - 20.8%
72,984 Fastenal Co. 4,586,315
50,854 HEICO Corp., Class A 9,027,602
38,652 Old Dominion Freight Line, Inc. 6,825,943
21,000 SiteOne Landscape Supply, Inc.
(a)
2,549,610
6,170 TransDigm Group, Inc.
(a)
7,882,854
33,000 Uber Technologies, Inc.
(a)
2,398,440
71,462 Veralto Corp. 6,822,477
34,386 Waste Connections, Inc. 6,029,929
55,000 WillScot Mobile Mini Holdings
Corp.
(a)
2,070,200
48,193,370
Information Technology - 20.0%
20,917 ANSYS, Inc.
(a)
6,724,815
4,290 ASML Holding NV 4,387,512
8,747 Atlassian Corp., Class A
(a)
1,547,169
5,673 Crowdstrike Holdings, Inc.,
Class A
(a)
2,173,837
56,367 Guidewire Software, Inc.
(a)
7,772,446
6,646 Intuit, Inc. 4,367,818
5,400 Manhattan Associates, Inc.
(a)
1,332,072
21,724 Microsoft Corp. 9,709,542
6,971 Monolithic Power Systems, Inc. 5,727,931
1,600 ServiceNow, Inc.
(a)
1,258,672
Shares Security Description Value
Information Technology - 20.0% (continued)
2,315 Tyler Technologies, Inc.
(a)
$ 1,163,936
46,165,750
Materials - 6.9%
20,997 Ecolab, Inc. 4,997,286
13,766 The Sherwin-Williams Co. 4,108,187
27,500 Vulcan Materials Co. 6,838,700
15,944,173
Real Estate - 4.6%
81,856 CBRE Group, Inc., Class A
(a)
7,294,188
45,990 CoStar Group, Inc.
(a)
3,409,699
10,703,887
Total Common Stock (Cost $102,968,324) 231,824,180
Money Market Fund - 0.0%
67,058 First American Treasury
Obligations Fund,
Class X, 5.21%
(b)
(Cost $67,058) 67,058
Investments, at value - 100.2% (Cost
$103,035,382) $ 231,891,238
Other Assets & Liabilities, Net - (0.2)% (497,579)
Net Assets - 100.0% $ 231,393,659
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of June 30, 2024.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 231,891,238
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 231,891,238

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2024
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Communication Services 4.5%
Consumer Discretionary 6.2%
Financials 18.5%
Health Care 18.7%
Industrials 20.8%
Information Technology 20.0%
Materials 6.9%
Real Estate 4.6%
Money Market Fund 0.0%
Other Assets & Liabilities, Net (0.2)%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2024
ASSETS
Investments, at value (Cost $103,035,382) $ 231,891,238
Receivables:
Fund shares sold 300
Dividends 49,387
Prepaid expenses 18,923
Total Assets
231,959,848
LIABILITIES
Payables:
Fund shares redeemed 28,000
Accrued Liabilities:
Investment adviser fees 493,804
Fund services fees 10,714
Other expenses 33,671
Total Liabilities
566,189
NET ASSETS
$ 231,393,659
COMPONENTS OF NET ASSETS
Paid-in capital $ 83,364,408
Distributable Earnings 148,029,251
NET ASSETS
$ 231,393,659
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 5,822,871
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 39.74

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2024
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $8,569) $ 1,456,339
Total Investment Income
1,456,339
EXPENSES
Investment adviser fees 2,285,190
Fund services fees 173,207
Custodian fees 28,230
Registration fees 21,206
Professional fees 50,896
Trustees' fees and expenses 13,315
Other expenses 53,364
Total Expenses 2,625,408
Fees waived
(342,304)
Net Expenses
2,283,104
NET INVESTMENT LOSS
(826,765)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 30,137,857
Net change in unrealized appreciation (depreciation) on investments
2,428,258
NET REALIZED AND UNREALIZED GAIN
32,566,115
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 31,739,350

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended June 30,
2024 2023
OPERATIONS
Net investment loss $ (826,765) $ (770,180)
Net realized gain 30,137,857 37,920,230
Net change in unrealized appreciation (depreciation) 2,428,258 (2,000,808)
Increase in Net Assets Resulting from Operations
31,739,350 35,149,242
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(36,525,907) –
CAPITAL SHARE TRANSACTIONS
Sale of shares 13,503,081 5,639,980
Reinvestment of distributions 34,549,001 –
Redemption of shares
(59,143,595) (72,453,023)
Decrease in Net Assets from Capital Share Transactions
(11,091,513) (66,813,043)
Decrease in Net Assets
(15,878,070) (31,663,801)
NET ASSETS
Beginning of Year
247,271,729 278,935,530
End of Year
$ 231,393,659 $ 247,271,729
SHARE TRANSACTIONS
Sale of shares 342,232 151,835
Reinvestment of distributions 984,863 –
Redemption of shares
(1,529,032) (1,963,102)
Decrease in Shares
(201,937) (1,811,267)

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended June 30,
2024 2023 2022 2021 2020
NET ASSET VALUE, Beginning of Year
$ 41.04 $ 35.60 $ 49.79 $ 38.91 $ 35.75
INVESTMENT OPERATIONS
Net investment loss (a) (0.14) (0.11) (0.27) (0.25) (0.11)
Net realized and unrealized gain (loss)
5.74 5.55 (10.28) 12.16 5.88
Total from Investment Operations
5.60 5.44 (10.55) 11.91 5.77
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(6.90) – (3.64) (1.03) (2.61)
Total Distributions to Shareholders
(6.90) – (3.64) (1.03) (2.61)
REDEMPTION FEES(a)
– – 0.00(b) 0.00(b) –
NET ASSET VALUE, End of Year
$ 39.74 $ 41.04 $ 35.60 $ 49.79 $ 38.91
TOTAL RETURN
15.87% 15.28% (23.05)% 30.96% 16.82%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 231,394 $ 247,272 $ 278,936 $ 430,924 $ 343,711
Ratios to Average Net Assets:
Net investment loss (0.36)% (0.30)% (0.58)% (0.57)% (0.30)%
Net expenses 0.99% 0.99% 0.99% 0.99% 1.00%
Gross expenses (c) 1.14% 1.13% 1.10% 1.11% 1.15%
PORTFOLIO TURNOVER RATE 19% 20% 18% 14% 23%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2024
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2024.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Common Stock - 97.1%
Consumer Discretionary - 4.0%
181,290 CarMax, Inc.
(a)
$ 13,295,809
77,896 Floor & Decor Holdings, Inc.,
Class A
(a)
7,743,641
21,039,450
Consumer Staples - 1.4%
453,760 Utz Brands, Inc. 7,550,566
Financials - 12.4%
270,930 Goosehead Insurance, Inc.,
Class A
(a)
15,562,219
20,189 Kinsale Capital Group, Inc. 7,778,418
13,010 Markel Group, Inc.
(a)
20,499,337
38,700 Moody's Corp. 16,289,991
10,837 MSCI, Inc. 5,220,725
65,350,690
Health Care - 19.6%
297,803 Bio-Techne Corp. 21,337,585
151,446 Edwards Lifesciences Corp.
(a)
13,989,067
0.33 GRAIL, Inc.
(a)
5
73,357 Illumina, Inc.
(a)
7,657,004
22,417 Intuitive Surgical, Inc.
(a)
9,972,202
5,721 Mettler-Toledo International, Inc.
(a)
7,995,612
77,676 Repligen Corp.
(a)
9,791,837
122,455 Veeva Systems, Inc., Class A
(a)
22,410,490
32,044 West Pharmaceutical Services, Inc. 10,554,973
103,708,775
Industrials - 28.8%
107,024 Fastenal Co. 6,725,388
130,762 HEICO Corp., Class A 23,212,870
104,934 Old Dominion Freight Line, Inc. 18,531,344
71,735 SiteOne Landscape Supply, Inc.
(a)
8,709,346
13,945 TransDigm Group, Inc.
(a)
17,816,272
263,559 Veralto Corp. 25,161,978
23,710 Verisk Analytics, Inc. 6,391,031
104,714 Waste Connections, Inc. 18,362,647
392,670 WillScot Mobile Mini Holdings
Corp.
(a)
14,780,099
246,340 WNS Holdings, Ltd.
(a)
12,932,850
152,623,825
Information Technology - 13.4%
38,315 ANSYS, Inc.
(a)
12,318,272
47,585 Appfolio, Inc.
(a)
11,637,863
54,324 Atlassian Corp., Class A
(a)
9,608,829
6,299 Crowdstrike Holdings, Inc.,
Class A
(a)
2,413,714
140,471 Endava PLC, ADR
(a)
4,107,372
158,900 Guidewire Software, Inc.
(a)
21,910,721
10,920 Tyler Technologies, Inc.
(a)
5,490,358
Shares Security Description Value
Information Technology - 13.4% (continued)
44,117 Workiva, Inc.
(a)
$ 3,220,100
70,707,229
Materials - 10.1%
119,677 Ecolab, Inc. 28,483,126
100,588 Vulcan Materials Co. 25,014,224
53,497,350
Real Estate - 7.4%
319,918 CBRE Group, Inc., Class A
(a)
28,507,893
143,524 CoStar Group, Inc.
(a)
10,640,869
39,148,762
Total Common Stock (Cost $376,577,840) 513,626,647
Money Market Fund - 3.0%
16,024,103 First American Treasury
Obligations Fund,
Class X, 5.21%
(b)
(Cost $16,024,103) 16,024,103
Investments, at value - 100.1% (Cost
$392,601,943) $ 529,650,750
Other Assets & Liabilities, Net - (0.1)% (529,491)
Net Assets - 100.0% $ 529,121,259
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of June 30,
2024.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 529,650,750
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 529,650,750

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2024
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Consumer Discretionary 4.0%
Consumer Staples 1.4%
Financials 12.4%
Health Care 19.6%
Industrials 28.8%
Information Technology 13.4%
Materials 10.1%
Real Estate 7.4%
Money Market Fund 3.0%
Other Assets & Liabilities, Net (0.1)%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2024
ASSETS
Investments, at value (Cost $392,601,943) $ 529,650,750
Receivables:
Fund shares sold 336,474
Investment securities sold 756,957
Dividends 209,063
Prepaid expenses 37,057
Total Assets
530,990,301
LIABILITIES
Payables:
Investment securities purchased 357,542
Fund shares redeemed 445,108
Accrued Liabilities:
Investment adviser fees 993,159
Fund services fees 24,605
Other expenses 48,628
Total Liabilities
1,869,042
NET ASSETS
$ 529,121,259
COMPONENTS OF NET ASSETS
Paid-in capital $ 458,526,417
Distributable Earnings 70,594,842
NET ASSETS
$ 529,121,259
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 3,983,001
Institutional Shares 6,544,512
Institutional Plus Shares 5,278,219
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $132,811,392) $ 33.34
Institutional Shares (based on net assets of $219,228,736) $ 33.50
Institutional Plus Shares (based on net assets of $177,081,131) $ 33.55

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2024
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $23,912) $ 3,321,904
Total Investment Income
3,321,904
EXPENSES
Investment adviser fees 4,161,376
Fund services fees 394,481
Transfer agent fees:
Investor Shares 27,898
Institutional Shares 7,443
Institutional Plus Shares 4,838
Custodian fees 63,033
Registration fees:
Investor Shares 16,929
Institutional Shares 16,211
Institutional Plus Shares 17,918
Professional fees 81,370
Trustees' fees and expenses 23,361
Other expenses 96,839
Total Expenses 4,911,697
Fees waived
(270,298)
Net Expenses
4,641,399
NET INVESTMENT LOSS
(1,319,495)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 29,664,974
Net change in unrealized appreciation (depreciation) on investments
9,987,698
NET REALIZED AND UNREALIZED GAIN
39,652,672
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 38,333,177

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended June 30,
2024 2023
OPERATIONS
Net investment loss $ (1,319,495) $ (1,836,407)
Net realized gain (loss) 29,664,974 (62,274,420)
Net change in unrealized appreciation (depreciation) 9,987,698 147,896,166
Increase in Net Assets Resulting from Operations
38,333,177 83,785,339
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 9,054,453 9,469,347
Institutional Shares 15,648,066 24,238,703
Institutional Plus Shares 23,347,127 50,503,295
Redemption of shares:
Investor Shares
(48,679,959) (54,495,292)
Institutional Shares
(58,573,179) (41,357,857)
Institutional Plus Shares
(38,141,409) (109,891,125)
Decrease in Net Assets from Capital Share Transactions
(97,344,901) (121,532,929)
Decrease in Net Assets
(59,011,724) (37,747,590)
NET ASSETS
Beginning of Year
588,132,983 625,880,573
End of Year
$ 529,121,259 $ 588,132,983
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 277,060 331,832
Institutional Shares 475,454 855,935
Institutional Plus Shares 730,558 1,793,679
Redemption of shares:
Investor Shares
(1,534,257) (1,938,396)
Institutional Shares
(1,862,941) (1,456,723)
Institutional Plus Shares
(1,182,450) (3,814,290)
Decrease in Shares
(3,096,576) (4,227,963)

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended June 30,
2024 2023 2022 2021 2020
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year
$ 31.01 $ 26.98 $ 38.01 $ 29.48 $ 25.83
INVESTMENT OPERATIONS
Net investment loss (a) (0.09) (0.09) (0.20) (0.18) (0.08)
Net realized and unrealized gain (loss)
2.42 4.12 (9.75) 8.81 3.93
Total from Investment Operations
2.33 4.03 (9.95) 8.63 3.85
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – (1.08) (0.11) (0.24)
Total Distributions to Shareholders
– – (1.08) (0.11) (0.24)
REDEMPTION FEES(a)
– – 0.00(b) 0.01 0.04
NET ASSET VALUE, End of Year
$ 33.34 $ 31.01 $ 26.98 $ 38.01 $ 29.48
TOTAL RETURN
7.51% 14.94% (26.97)% 29.33% 15.14%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 132,811 $ 162,503 $ 184,717 $ 307,341 $ 243,855
Ratios to Average Net Assets:
Net investment loss (0.28)% (0.33)% (0.55)% (0.54)% (0.28)%
Net expenses 0.88% 0.87% 0.85% 0.89% 0.98%
Gross expenses (d) 0.90% 0.89% 0.86% 0.91%(c) 1.01%(c)
PORTFOLIO TURNOVER RATE 29% 27% 35% 30% 31%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Ratio includes recoupment, which amounted to 0.03% and 0.06%, respectively.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Years Ended June 30,
2024 2023 2022 2021 2020
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 31.14 $ 27.09 $ 38.15 $ 29.57 $ 25.88
INVESTMENT OPERATIONS
Net investment loss (a) (0.08) (0.09) (0.19) (0.17) (0.04)
Net realized and unrealized gain (loss)
2.44 4.14 (9.79) 8.86 3.97
Total from Investment Operations
2.36 4.05 (9.98) 8.69 3.93
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – (1.08) (0.11) (0.24)
Total Distributions to Shareholders
– – (1.08) (0.11) (0.24)
REDEMPTION FEES(a)
– – – 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 33.50 $ 31.14 $ 27.09 $ 38.15 $ 29.57
TOTAL RETURN
7.58% 14.95% (26.95)% 29.41% 15.26%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 219,229 $ 247,019 $ 231,134 $ 406,489 $ 122,454
Ratios to Average Net Assets:
Net investment loss (0.25)% (0.32)% (0.53)% (0.50)% (0.15)%
Net expenses 0.84% 0.85% 0.83% 0.85% 0.85%
Gross expenses (c) 0.88% 0.87% 0.85% 0.86% 0.94%
PORTFOLIO TURNOVER RATE 29% 27% 35% 30% 31%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Years Ended June 30,
November 1, 2021 (a)
Through
June 30, 2022 2024 2023
INSTITUTIONAL PLUS SHARES
NET ASSET VALUE, Beginning of Period
$ 31.17 $ 27.10 $ 38.47
INVESTMENT OPERATIONS
Net investment loss (b) (0.06) (0.07) (0.08)
Net realized and unrealized gain (loss)
2.44 4.14 (10.21)
Total from Investment Operations
2.38 4.07 (10.29)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – (1.08)
Total Distributions to Shareholders
– – (1.08)
NET ASSET VALUE, End of Period
$ 33.55 $ 31.17 $ 27.10
TOTAL RETURN
7.64% 15.02% (27.53)%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 177,081 $ 178,611 $ 210,030
Ratios to Average Net Assets:
Net investment loss (0.19)% (0.26)% (0.44)%(d)
Net expenses 0.78% 0.79% 0.79%(d)
Gross expenses (e) 0.88% 0.88% 0.90%(d)
PORTFOLIO TURNOVER RATE 29% 27% 35%(c)
footertext
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2024
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2024.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Common Stock - 93.5%
Consumer Discretionary - 8.0%
21,783 Bright Horizons Family Solutions,
Inc.
(a)
$ 2,397,873
47,208 CarMax, Inc.
(a)
3,462,235
24,632 Floor & Decor Holdings, Inc.,
Class A
(a)
2,448,667
15,811 Murphy USA, Inc. 7,422,632
15,731,407
Consumer Staples - 3.5%
262,700 Utz Brands, Inc. 4,371,328
11,680 WD-40 Co. 2,565,395
6,936,723
Financials - 12.5%
79,281 EVERTEC, Inc. 2,636,093
71,625 Goosehead Insurance, Inc.,
Class A
(a)
4,114,140
57,390 Hamilton Lane, Inc., Class A 7,092,256
13,971 Kinsale Capital Group, Inc. 5,382,747
12,208 Morningstar, Inc. 3,611,737
63,528 Trupanion, Inc.
(a)
1,867,723
24,704,696
Health Care - 15.7%
5,218 Atrion Corp. 2,360,780
93,467 Bio-Techne Corp. 6,696,911
21,421 Charles River Laboratories
International, Inc.
(a)
4,425,150
48,128 CryoPort, Inc.
(a)
332,564
50,850 HealthEquity, Inc.
(a)
4,383,270
44,066 LeMaitre Vascular, Inc. 3,625,750
12,081 Medpace Holdings, Inc.
(a)
4,975,560
33,326 Repligen Corp.
(a)
4,201,076
31,001,061
Industrials - 26.4%
33,698 Casella Waste Systems, Inc.
(a)
3,343,516
147,381 Core & Main, Inc., Class A
(a)
7,212,826
17,622 CSW Industrials, Inc. 4,675,293
150,162 Douglas Dynamics, Inc. 3,513,791
38,945 Exponent, Inc. 3,704,448
49,900 HEICO Corp., Class A 8,858,248
22,615 John Bean Technologies Corp. 2,147,747
11,171 Kadant, Inc. 3,281,816
18,435 Simpson Manufacturing Co., Inc. 3,106,851
31,035 SiteOne Landscape Supply, Inc.
(a)
3,767,959
103,932 WillScot Mobile Mini Holdings
Corp.
(a)
3,912,000
83,353 WNS Holdings, Ltd.
(a)
4,376,032
51,900,527
Shares Security Description Value
Information Technology - 23.2%
64,586 Alarm.com Holdings, Inc.
(a)
$ 4,103,794
25,631 Appfolio, Inc.
(a)
6,268,574
50,400 Endava PLC, ADR
(a)
1,473,696
55,589 Guidewire Software, Inc.
(a)
7,665,167
22,831 Manhattan Associates, Inc.
(a)
5,631,951
35,489 Novanta, Inc.
(a)
5,788,611
58,761 Procore Technologies, Inc.
(a)
3,896,442
17,152 SPS Commerce, Inc.
(a)
3,227,320
48,706 The Descartes Systems Group,
Inc.
(a)
4,716,689
38,338 Workiva, Inc.
(a)
2,798,291
45,570,535
Materials - 4.2%
22,968 Eagle Materials, Inc. 4,994,621
407,339 Perimeter Solutions SA
(a)
3,189,465
8,184,086
Total Common Stock (Cost $164,404,637) 184,029,035
Money Market Fund - 5.0%
9,766,296 First American Treasury
Obligations Fund,
Class X, 5.21%
(b)
(Cost $9,766,296) 9,766,296
Investments, at value - 98.5% (Cost
$174,170,933) $ 193,795,331
Other Assets & Liabilities, Net - 1.5% 2,950,360
Net Assets - 100.0% $ 196,745,691
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of June 30,
2024.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2024
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 193,795,331
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 193,795,331
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Consumer Discretionary 8.0%
Consumer Staples 3.5%
Financials 12.5%
Health Care 15.7%
Industrials 26.4%
Information Technology 23.2%
Materials 4.2%
Money Market Fund 5.0%
Other Assets & Liabilities, Net 1.5%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2024
ASSETS
Investments, at value (Cost $174,170,933) $ 193,795,331
Receivables:
Fund shares sold 3,038,460
Investment securities sold 219,256
Dividends 97,654
Prepaid expenses 18,983
Total Assets
197,169,684
LIABILITIES
Payables:
Fund shares redeemed 68,260
Accrued Liabilities:
Investment adviser fees 310,425
Fund services fees 11,907
Other expenses 33,401
Total Liabilities
423,993
NET ASSETS
$ 196,745,691
COMPONENTS OF NET ASSETS
Paid-in capital $ 189,769,795
Distributable Earnings 6,975,896
NET ASSETS
$ 196,745,691
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 1,025,633
Institutional Shares 7,751,278
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $22,859,346) $ 22.29
Institutional Shares (based on net assets of $173,886,345) $ 22.43

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2024
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $3,001) $ 706,383
Total Investment Income
706,383
EXPENSES
Investment adviser fees 953,643
Fund services fees 97,727
Transfer agent fees:
Investor Shares 20,379
Institutional Shares 20,995
Custodian fees 10,909
Registration fees:
Investor Shares 17,436
Institutional Shares 18,140
Professional fees 39,910
Trustees' fees and expenses 9,265
Other expenses 54,264
Total Expenses 1,242,668
Fees waived
(163,512)
Net Expenses
1,079,156
NET INVESTMENT LOSS
(372,773)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments (2,649,453)
Net change in unrealized appreciation (depreciation) on investments
7,765,496
NET REALIZED AND UNREALIZED GAIN
5,116,043
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 4,743,270

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended June 30,
2024 2023
OPERATIONS
Net investment loss $ (372,773) $ (386,670)
Net realized loss (2,649,453) (3,935,756)
Net change in unrealized appreciation (depreciation) 7,765,496 15,764,375
Increase in Net Assets Resulting from Operations
4,743,270 11,441,949
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 7,672,280 3,150,734
Institutional Shares 106,816,162 17,206,517
Redemption of shares:
Investor Shares
(4,201,324) (5,357,981)
Institutional Shares
(12,041,037) (11,637,151)
Increase in Net Assets from Capital Share Transactions
98,246,081 3,362,119
Increase in Net Assets
102,989,351 14,804,068
NET ASSETS
Beginning of Year
93,756,340 78,952,272
End of Year
$ 196,745,691 $ 93,756,340
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 335,266 165,332
Institutional Shares 4,680,496 895,548
Redemption of shares:
Investor Shares
(190,911) (279,318)
Institutional Shares
(544,463) (610,175)
Increase in Shares
4,280,388 171,387

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
JUNE 30, 2024
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended June 30,
2024 2023 2022 2021 2020
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year
$ 20.76 $ 18.19 $ 24.94 $ 18.38 $ 17.10
INVESTMENT OPERATIONS
Net investment loss (a) (0.10) (0.10) (0.15) (0.13) (0.09)
Net realized and unrealized gain (loss)
1.63 2.67 (6.01) 7.16 1.63
Total from Investment Operations
1.53 2.57 (6.16) 7.03 1.54
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – (0.60) (0.48) (0.26)
Total Distributions to Shareholders
– – (0.60) (0.48) (0.26)
REDEMPTION FEES(a)
– – 0.01 0.01 0.00(b)
NET ASSET VALUE, End of Year
$ 22.29 $ 20.76 $ 18.19 $ 24.94 $ 18.38
TOTAL RETURN
7.37% 14.13% (25.32)% 38.60% 9.08%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 22,859 $ 18,295 $ 18,105 $ 29,472 $ 8,394
Ratios to Average Net Assets:
Net investment loss (0.44)% (0.54)% (0.64)% (0.58)% (0.50)%
Net expenses 1.04% 1.05% 1.05% 1.05% 1.05%
Gross expenses (c) 1.25% 1.30% 1.23% 1.30% 1.66%
PORTFOLIO TURNOVER RATE 30% 41% 46% 34% 38%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
JUNE 30, 2024
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended June 30,
2024 2023 2022 2021 2020
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 20.87 $ 18.27 $ 25.03 $ 18.42 $ 17.13
INVESTMENT OPERATIONS
Net investment loss (a) (0.07) (0.08) (0.12) (0.11) (0.07)
Net realized and unrealized gain (loss)
1.63 2.68 (6.04) 7.20 1.62
Total from Investment Operations
1.56 2.60 (6.16) 7.09 1.55
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – (0.60) (0.48) (0.26)
Total Distributions to Shareholders
– – (0.60) (0.48) (0.26)
REDEMPTION FEES(a)
– – – 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 22.43 $ 20.87 $ 18.27 $ 25.03 $ 18.42
TOTAL RETURN
7.48% 14.23% (25.27)% 38.79% 9.12%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 173,886 $ 75,462 $ 60,847 $ 52,591 $ 14,626
Ratios to Average Net Assets:
Net investment loss (0.31)% (0.43)% (0.52)% (0.49)% (0.40)%
Net expenses 0.94% 0.95% 0.95% 0.95% 0.95%
Gross expenses (c) 1.07% 1.12% 1.09% 1.18% 1.72%
PORTFOLIO TURNOVER RATE 30% 41% 46% 34% 38%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2024
Note 1. Organization
DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent Small Cap Growth Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the
Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. DF Dent Premier
Growth Fund commenced operations on July 16, 2001. DF Dent Midcap Growth Fund’s Investor Shares,
Institutional Shares, and Institutional Plus Shares commenced operations on July 1, 2011, November 29,
2017, and December 3, 2021, respectively. DF Dent Small Cap Growth Fund’s Investor Shares and Institutional
Shares commenced operations on November 1, 2013 and November 20, 2017, respectively. The Funds seek long-term capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting
Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
These financial statements are prepared in accordance with accounting principles generally accepted in the
United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each
Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value per share (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has
designated the Adviser, as defined in Note 3, as each Fund’s valuation designee to perform any fair value determinations for securities and other assets held by each Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of each Fund’s compliance program and will review any changes made to the procedures.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2024
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments.
The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2024, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis.
Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2024
Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under
Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax.
Therefore, no federal income or excise tax provision is required. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, each Fund did not incur any interest or penalties. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue
Service for a period of three fiscal years after they are filed. As of June 30, 2024, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The DF Dent Midcap Growth Fund's and DF Dent Small Cap Growth Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of each Fund.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s statement of assets and liabilities.
Note 3. Fees and Expenses
Investment Adviser – D.F. Dent and Company, Inc. (the “Adviser”) is the investment adviser to the Funds.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 0.99%, 0.75%, and 0.85% of the average daily net assets of DF Dent Premier Growth Fund, DF
Dent Midcap Growth Fund and DF Dent Small Cap Growth Fund, respectively.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2024
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a
ACA Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Funds do not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees within the
Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays Apex customary fees for its services.
Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-
Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman).
The Audit Committee Chairman receives an additional $2,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-
pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit Total
Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 0.99%, through October 31, 2025 (the “Expense Cap”). Additionally, the Adviser has contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) of Investor Shares, Institutional Shares and Institutional Plus Shares
to 0.98%, 0.85%, and 0.79%, respectively, through October 31, 2025, for DF Dent Midcap Growth Fund. The
Adviser has also contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit Total
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) of Investor Shares and Institutional Shares to
1.05% and 0.95%, respectively, through October 31, 2025, for DF Dent Small Cap Growth Fund. The Expense
Cap may only be raised or eliminated with the consent of the Board of Trustees.
Other fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board of Trustees of the Trust. For the year ended June 30, 2024 , fees waived and expenses reimbursed were as follows:

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2024
The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/
expenses were waived/reimbursed. As of June 30, 2024 , $994,347, $418,770 and $398,081 are subject to recoupment by the Adviser for the DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent
Small Cap Growth Fund, respectively.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-
term investments during the year ended June 30, 2024 , were as follows:
Note 6. Federal Income Tax
As of June 30, 2024 , cost for federal income tax purposes and net unrealized appreciation consists of:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
Investment Adviser
Fees Waived Other Waivers Total Fees Waived
DF Dent Premier Growth Fund $ 302,173 $ 40,131 $ 342,304
DF Dent Midcap Growth Fund 149,790 120,508 270,298
DF Dent Small Cap Growth Fund 132,151 31,361 163,512
Purchases Sales
DF Dent Premier Growth Fund $ 44,344,978 $ 90,782,100
DF Dent Midcap Growth Fund 156,042,225 258,170,413
DF Dent Small Cap Growth Fund 121,237,139 32,787,419
Tax Cost of
Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
DF Dent Premier Growth Fund $ 103,056,315 $ 129,320,148 $ (485,225) $ 128,834,923
DF Dent Midcap Growth Fund 406,157,858 150,763,941 (27,271,049) 123,492,892
DF Dent Small Cap Growth Fund 179,314,613 25,737,640 (11,256,922) 14,480,718
Long-Term Capital Gain Total
DF Dent Premier Growth Fund
2024 $ 36,525,907 $ 36,525,907
2023 – –
DF Dent Midcap Growth Fund
2024 – –
2023 – –
DF Dent Small Cap Growth Fund
2024 – –
2023 – –

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2024
As of June 30, 2024 , distributable earnings/accumulated loss on a tax basis were as follows:
The difference between components of distributable earnings/accumulated loss on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales and equity return of capital.
For tax purposes, the current year late-year ordinary loss was $ 631,990 , $1,192,139, and $198,571 for the
DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent Small Cap Growth Fund, respectively,
(realized during the period January 1, 2024 through June 30, 2024 ). These losses will be recognized for tax purposes on the first business day of each Fund’s next fiscal year, July 1, 202 4 .
As of June 30, 2024 , the DF Dent Midcap Growth Fund and DF Dent Small Cap Growth Fund had $19,323,990
and $1, 335,237 , respectively, of available short-term capital loss carryforwards and the DF Dent Midcap Growth
Fund and DF Dent Small Cap Growth Fund had $32,381,921 and $5,971,014 , respectively, of available long-
term capital loss carryforwards that have no expiration date.
On the Statements of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended June 30, 2024 . The following reclassifications were the result of current year net operating loss and differing book/tax treatment of the deduction of dividends paid for tax purpose and have no impact on the net assets of each Fund.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.
Undistributed
Long-Term Gain
Capital and Other
Losses
Net Unrealized
Appreciation Total
DF Dent Premier Growth Fund $ 19,826,318 $ (631,990) $ 128,834,923 $ 148,029,251
DF Dent Midcap Growth Fund – (52,898,050) 123,492,892 70,594,842
DF Dent Small Cap Growth Fund – (7,504,822) 14,480,718 6,975,896
Distributable Earnings Paid-in-Capital
DF Dent Premier Growth Fund $ (1,509,299) $ 1,509,299
DF Dent Midcap Growth Fund 1,387,565 (1,387,565)
DF Dent Small Cap Growth Fund 396,190 (396,190)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund and
DF Dent Small Cap Growth Fund and Board of Trustees of Forum Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent Small Cap Growth Fund (the
“Funds”), each a series of Forum Funds, as of June 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June
30, 2024, the results of their operations for the year then ended, and changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated August 24, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 26, 2024

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
IMPORTANT TAX INFORMATION (Unaudited)
JUNE 30, 2024
Federal Tax Status of Dividends Declared during the Fiscal Year
Pursuant to Section 852(b)(3) of the Internal Revenue Code, DF Dent Premier Growth Fund designated
$36,525,907 as long-term capital gain dividends.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
OTHER INFORMATION (Unaudited)
JUNE 30, 2024
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form
N-CSR)
At the June 14, 2024 Board Meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the
Funds (the “Advisory Agreement”). In preparation for its deliberations, the Board requested written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the
Trust's administrator. During its deliberations, the Board received an oral presentation from the Adviser and was advised by independent Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Funds by the Adviser, including information on the investment performance of the Funds; (2) the costs of the services provided and profitability to the Adviser with respect to its relationship with each Fund;
(3) information concerning the advisory fee and total expense ratio of each Fund, including a comparison to the fees and expenses of a relevant peer group of funds; (4) the extent to which economies of scale may be realized as each Fund grows and whether the advisory fee enables investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Funds. The Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Funds, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
OTHER INFORMATION (Unaudited)
JUNE 30, 2024
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representation that the firm is in stable financial condition, that the firm is able to meet its expense reimbursement obligations to the Funds, and that the firm has the operational capability and necessary staffing and experience to continue providing high-quality investment advisory services to the Funds. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the
Funds under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Funds, the Board reviewed the performance of each Fund compared to its respective benchmark and to a peer group of funds.
The Board observed that the DF Dent Premier Growth Fund underperformed its primary benchmark index, the
S&P 500 Index, for the one-, three-, five-, and 10-year periods ended March 31, 2024, and outperformed the
S&P 500 Index for the period since the DF Dent Premier Growth Fund’s inception on July 16, 2001. The Board also considered the DF Dent Premier Growth Fund’s performance relative to an independent peer group of funds identified by Strategic Insight, Inc. (“Strategic Insight”) as having characteristics similar to those of the DF Dent
Premier Growth Fund. The Board observed that, based on information provided by Strategic Insight, the DF Dent
Premier Growth Fund underperformed the average of its Strategic Insight peer group for the one-, three-, five-, and 10-year periods ended March 31, 2024.
The Board observed that the DF Dent Midcap Growth Fund underperformed its primary benchmark index, the Russell Midcap Growth Index, for the one-, three-, five-, and 10-year periods ended March 31, 2024, and outperformed the Russell Midcap Growth Index for the period since the DF Dent Midcap Growth Fund’s inception on July 1, 2011. The Board observed that the DF Dent Midcap Growth Fund underperformed the average of its
Strategic Insight peer group for the one- and five-year periods ended March 31, 2024, and outperformed the average of its Strategic Insight peer group for the three-year period ended March 31, 2024.
The Board observed that the DF Dent Small Cap Growth Fund outperformed its primary benchmark index, the
Russell 2000 Growth Index, for the one-, three-, five-, and 10-year periods ended March 31, 2024, and for the period since the DF Dent Small Cap Growth Fund’s inception on November 1, 2013. The Board observed that the DF Dent Small Cap Growth Fund outperformed the average of its Strategic Insight peer group for the one-, three-, and five-year periods ended March 31, 2024.
The Board considered the Adviser’s representation that the relative underperformance over the one- and three-
year periods for each of the DF Dent Premier Growth Fund and DF Dent Midcap Growth Fund could be attributed, in part, to stock selection within the health care sector and, in particular, life sciences companies that benefitted from the COVID-19 pandemic but had begun to underperform in the years since the pandemic subsided. With respect to the DF Dent Premier Growth Fund, the Board considered further the Adviser’s representation that the DF Dent Premier Growth Fund’s performance was also negatively impacted by underexposure to certain mega-cap stocks, including certain of the “Magnificent Seven” stocks, within the technology sector relative to

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
OTHER INFORMATION (Unaudited)
JUNE 30, 2024
the index, noting that such mega-cap stocks drove a significant portion of the index’s performance over recent years. The Board also considered the Adviser’s representation that each of the Funds is designed to provide long-term capital appreciation, and that the Funds continued to show the ability to outperform their respective benchmark indices over the long term.
In consideration of the Adviser’s investment strategies and the foregoing performance information, among other considerations, the Board determined that each Fund could benefit from the Adviser’s continued management of the Funds.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to each of the Funds and analyzed comparative information on actual advisory fee rates and actual total expenses of the Funds’ respective
Strategic Insight peer groups. The Board noted that the net advisory fee rate for each Fund was higher than the median of its respective Strategic Insight peer group, but the net total expense ratio for each Fund was less than the median of its respective Strategic Insight peer group. The Board noted that the Adviser’s net advisory fee rates and net total expense ratios for each Fund were within a reasonable range of the median of their respective peer groups. The Board also noted that the Adviser had in place a contractual expense waiver for each of the Funds, pursuant to which the Adviser continued to waive a portion of its investment advisory fees in order to subsidize the Funds’ expenses.
Based on the foregoing and other relevant factors, the Board concluded that the Adviser’s current advisory fee rates charged to each of the Funds were reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Funds. In this regard, the Board considered the Adviser’s operating expenses and other resources devoted to the Funds, as well as the information provided by the Adviser regarding costs and overall profitability. The Board noted that the Adviser had in place a contractual expense waiver to ensure the expense ratios for the Funds remained at competitive levels. The Board also noted that the Adviser had committed to extending the expense cap arrangements for all of the Funds through at least the duration of the current
Advisory Agreement renewal period. The Board further noted the Adviser’s representation that the Funds were less profitable to the Adviser than the Adviser’s overall investment management business because, although the Funds represented a relatively small percentage of the Adviser’s total assets under management, the
Funds represented a relatively high percentage of the Adviser’s overall administrative, reporting, and compliance expenses. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Funds were reasonable.
Economies of Scale
The Board evaluated whether the Funds would benefit from any economies of scale. In this respect, the Board considered each Fund’s fee structure, asset size, and net expense ratio, giving effect to each Fund’s expense

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
OTHER INFORMATION (Unaudited)
JUNE 30, 2024
waiver agreement. The Board reviewed relevant materials and discussed whether the use of breakpoints would be appropriate at this time, recognizing that an analysis of economies of scale is most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. The Board observed that, although the DF Dent Midcap
Growth Fund experienced periods of substantial asset growth in prior periods, the DF Dent Midcap Growth
Fund’s assets were not at a level that reflected meaningful economies of scale, in part, due to a recent decline in assets. Noting the relatively low asset levels for the DF Dent Premier Growth Fund and DF Dent Small Cap
Growth Fund, the decrease in the DF Dent Premier Growth Fund’s asset levels over the past year, the existence of the Adviser’s ongoing expense limitation arrangements, as well as the Adviser’s representation that the level of the Funds’ assets had not provided meaningful economies of scale, among other relevant considerations, the Board concluded that any existing economies of scale were captured by the expense cap structures of the
Funds and that the advisory fees for each Fund remained reasonable in light of the current information provided to the Board with respect to economies of scale.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor to consider in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, and its consideration of information received throughout the year from the Adviser, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

DF Dent Premier Growth Fund – DFDPX
DF Dent Midcap Growth Fund Investor Shares – DFDMX
DF Dent Midcap Growth Fund Institutional Shares – DFMGX
DF Dent Midcap Growth Fund Institutional Plus Shares – DFMLX
DF Dent Small Cap Growth Fund Investor Shares – DFDSX
DF Dent Small Cap Growth Fund Institutional Shares – DFSGX
INVESTMENT ADVISER
D.F. Dent and Company, Inc.
400 E. Pratt Street, 7th Floor
Baltimore, MD 21202
www.dfdent.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
(866) 2DF-DENT
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
221-ANR-0624
This report is submitted for the general information of the
shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an
effective prospectus, which includes information regarding the
Funds' risks, objectives, fees and expenses, experience of its management, and other information.

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Included as part of other information filed under Item 7(a).
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Code of Ethics (filed herewith).
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 23, 2024

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 23, 2024